Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of Comprehensive Income [Abstract]
Unrealized holding losses on securities designated as available for sale	$ (142)	$ 0